Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, General and Administrative Expense [Abstract]
Schedule of Selling, General and Administrative Expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Personnel expenses	$231,516	$214,073	$208,715
Share-based compensation	166,239	111,140	97,058
Professional services	40,178	44,824	40,251
Travel expenses	37,284	33,571	38,700
Office expenses	31,127	32,150	25,307
Other expenses	39,589	53,158	54,097
	$545,933	$488,916	$464,128